1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details
Common stock issuable upon conversion of convertible debentures	$ 3,538,894	$ 1,081,000	$ 2,744,432	$ 2,091,000
Options to purchase common stock	14,574,977	14,824,158	5,569,883	5,625,000
Warrants to purchase common stock	11,864,347	15,448,056	14,079,715	9,018,609
Totals	$ 29,978,218	$ 31,353,214	$ 22,394,030	$ 16,734,609